Loss before income tax (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2023	2022
Revenue
Commercialization revenue		3,388	3,422
Total Revenue		3,388	3,422

Clinical trial and research & development		(2,045)	(4,067)
Manufacturing production & development		(5,484)	(11,717)

Employee benefits
Salaries and employee benefits		(10,096)	(9,842)
Defined contribution superannuation expenses		(199)	(186)
Equity settled share-based payment transactions(1)		(2,195)	(1,757)
Total Employee benefits		(12,490)	(11,785)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(281)	(565)
Right of use asset depreciation		(1,420)	(875)
Intellectual property amortization		(742)	(750)
Total Depreciation and amortization of non-current assets		(2,443)	(2,190)

Other Management & administration expenses
Overheads & administration		(4,594)	(5,187)
Consultancy		(1,285)	(1,967)
Legal and other professional fees		(1,124)	(1,053)
Intellectual property expenses (excluding the amount amortized above)		(1,410)	(1,505)
Total Other Management & administration expenses(2)		(8,413)	(9,712)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	(337)	5,989
Total Fair value remeasurement of contingent consideration		(337)	5,989

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(e)(vi)	4,434	(712)
Total Fair value remeasurement of warrant liability		4,434	(712)

Other operating income and expenses
Interest revenue		903	214
Foreign exchange gains/(losses)		165	(253)
Total Other operating income and expenses		1,068	(39)

Finance (costs)/gains
Remeasurement of borrowing arrangements		(120)	(1,230)
Interest expense		(10,199)	(9,455)
Total Finance costs		(10,319)	(10,685)

Total loss before income tax		(32,641)	(41,496)
(1)Share-based payment transactions
For the six months ended December 31, 2023 and 2022, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Six Months Ended December 31,
(in U.S. dollars)	2023	2022
Research and development	1,104,007	797,058
Manufacturing and commercialization	48,064	(183,720)
Management and administration	1,043,365	1,143,560
Equity settled share-based payment transactions	2,195,436	1,756,898
(2)Change in comparative figures
For the six months ended December 31, 2022, the Group reclassified immaterial amounts within Other Management and administration expenses. The Group does not believe these reclassifications to be material to the consolidated financial statements.